BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Preparation	Basis of Preparation
(a) Statement of compliance
These consolidated financial statements of IAMGOLD and all of its subsidiaries, joint venture and associate as at and for the years ended December 31, 2021 and 2020, have been prepared in accordance with IFRS as issued by the IASB.
These consolidated financial statements were prepared on a going concern basis. The significant accounting policies applied in these consolidated financial statements are presented in note 3 and have been consistently applied in each of the years presented.
These consolidated financial statements of IAMGOLD were authorized for issue in accordance with a resolution of the Board of Directors on February 23, 2022.
(b)    Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for items measured at fair value as discussed in note 31.
(c)    Basis of consolidation
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2021	December 31, 2020	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[1]	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine[2]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[2,3]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
IAMGOLD Boto S.A.	Boto Gold project (Senegal)	90%	90%	Subsidiary	Consolidation
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)	100%	100%	Subsidiary	Consolidation
1.On April 22, 2020, Rosebel Gold Mines N.V. ("Rosebel") signed an Unincorporated Joint Venture (“Rosebel UJV”) agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) relating to the concession areas within the Rosebel UJV Area of Interest, which includes Saramacca. The Rosebel UJV excludes the existing Rosebel mining concession, which is 95% owned by Rosebel and 5% owned by the Republic of Suriname. Rosebel holds a 70% participating interest and Staatsolie holds a 30% participating interest in the Rosebel UJV on behalf of the Republic of Suriname.
2.Part of IAMGOLD Corporation.
3.The Company holds a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with Sumitomo Metal Mining Co. Ltd. with respect to the Côté Gold project. A third party holds various net profit interests and net participation interests in the mineral tenure comprising the project. The net interest of IAMGOLD in the mineral tenure comprising the current pit shell is approximately 64.75%.
    (i) Subsidiaries
Subsidiaries are entities over which the Company has the ability to exercise control. Control of an entity is defined to exist when the Company is exposed to variable returns from involvement with the entity and has the ability to affect those returns through power over the entity. Specifically, the Company controls an entity if the Company has all of the following: power over the entity (i.e. existing rights that give the Company the current ability to direct the relevant activities of the entity); exposure, or rights, to variable returns from involvement with the entity; and the ability to use power over the entity to affect its returns. Subsidiaries are consolidated from the acquisition date, which is the date on which the Company obtains control of the acquired entity. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes a non-controlling interest. All intercompany balances, transactions, income, expenses and profits or losses have been eliminated on consolidation.
(ii)Associate
An associate is an entity over which the Company has significant influence but neither control nor joint control. Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20% of voting rights but has the power to be actively involved and influence in policy decisions affecting the entity. The Company's share of net assets and net income or loss of associate is accounted for in the consolidated financial statements using the equity method from the date significant influence commences until the date significant influence ceases or investment is sold. The Company had concluded that it had significant influence over its investment in INV Metals Inc. (“INV Metals”) through the level of ownership of voting rights until the date the investment was sold (note 19).
Share of net losses from the associate is recognized in the consolidated financial statements until the carrying amount of the interest in the associate is reduced to nil. Thereafter, losses are recognized only to the extent that the Company has an obligation to fund the associate’s operations or has made payments on behalf of the associate.
(iii)Joint arrangements
Joint arrangements are those arrangements over which the Company has joint control established by contractual agreement and requiring unanimous consent of the joint venture parties for financial and operating decisions. The Company’s significant joint arrangements consist of a joint venture, which is structured through a separate legal entity. The financial results of the joint venture is accounted for using the equity method from the date that joint control commences until the date that joint control ceases or investment is classified as held for sale, and are prepared for the same reporting period as the Company, using consistent accounting policies.
Share of net losses from the joint venture is recognized in the consolidated financial statements until the carrying amount of the interest in the joint venture is reduced to nil. Thereafter, losses are recognized only to the extent that the Company has an obligation to fund the joint venture’s operations or has made payments on behalf of the joint venture.
Dividends received from the Company's joint venture are presented in the Company's consolidated statements of cash flows as operating activities.
(iv)Unincorporated arrangements
The Company participates in unincorporated arrangements and has rights to its share of the undivided assets, liabilities, revenues and expenses of the properties, subject to the arrangements, rather than a right to a net return, and does not share joint control. All such amounts are measured in accordance with the terms of the arrangements, which is usually in proportion to the Company’s interest in the assets, liabilities, revenues and expenses of the properties. These amounts are recorded in the Company’s consolidated financial statements on the appropriate lines. The Côté division and Saramacca are treated as unincorporated arrangements.
(d)    Functional and presentation currency
    The functional currency of the Company’s subsidiaries and joint venture is the U.S. dollar. The functional currency of the associate (INV Metals) was the Canadian dollar. The presentation currency of the Company's consolidated financial statements is the U.S. dollar.
For the associate, assets and liabilities to July 2021 were translated at the exchange rate in effect at the balance sheet date. Revenues and expenses were translated at average exchange rates throughout the reporting period or at rates that approximate the actual exchange rates. Foreign exchange gains or losses on translation were included in other comprehensive income ("OCI"). The cumulative amount of the exchange differences is presented as a separate component of equity until disposal of the foreign operation.
    Transactions denominated in foreign currencies are translated into the entity's functional currency as follows:
•Monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date;
•Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date;
•Deferred tax assets and liabilities are translated at the exchange rate in effect at the balance sheet date with translation gains and losses recorded in income tax expense; and
•Revenues and expenses are translated at the average exchange rates throughout the reporting period, except depreciation, which is translated at the rates of exchange applicable to the related assets, and share-based compensation expense, which is translated at the rates of exchange applicable at the date of grant of the share-based compensation.
Exchange gains or losses on translation of transactions are included in the consolidated statements of earnings (loss). When a gain or loss on certain non-monetary items, such as financial assets at fair value through OCI, is recognized in OCI, the translation differences are also recognized in OCI.